Offerings	Apr. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares
Amount Registered | shares	833,333
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 8,333,330.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,150.83
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the “Securities Act”), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares
Amount Registered | shares	2,817,294
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 28,172,940.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,890.69
Offering Note	This Registration Statement also covers the resale under a separate resale prospectus (the “Resale Prospectus”) by selling shareholders of the Registrant of up to 2,817,294 shares of Common Stock previously issued to the selling stockholders as named in the Resale Prospectus. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares
Amount Registered | shares	5,555,556
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 55,555,560.00
Amount of Registration Fee	$ 7,672.22
Offering Note	The Registrant has paid $7,672.22 filing fee in connection with the initial filing of this registration statement.